Supplemental Financial Information (Details 2) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Financial Information
Net changes in settlement assets and obligations	$ 0
Debt
Capital leases, net of trade-ins	$ 109	$ 49	$ 55	$ 106	$ 65